QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net sales	$ 3,680.8	$ 3,694.9	$ 3,568.2	$ 3,336.6	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 14,280.5	$ 13,253.4	$ 11,838.7
Cost of sales	1,979.9	1,970.6	1,909.4	1,819.2	1,945.2	1,866.1	1,810.2	1,539.7	7,679.1	7,161.2	6,385.4
Selling, general and administrative expenses	1,142.1	1,145.9	1,152.7	1,136.9	1,123.5	1,114.1	1,101.7	1,021.0	4,577.6	4,360.3	4,018.3
Special (gains) and charges	38.3	7.0	(6.1)	29.6	20.2	27.8	73.6	49.7	68.8	171.3	145.7
Operating Income	520.5	571.4	512.2	350.9	470.6	476.0	352.3	261.7	1,955.0	1,560.6	1,289.3
Interest expense, net	62.0	63.3	66.2	65.1	67.6	67.0	66.2	61.5	256.6	262.3	276.7
Income before income taxes	458.5	508.1	446.0	285.8	403.0	409.0	286.1	200.2	1,698.4	1,298.3	1,012.6
Provision for income taxes	115.2	138.7	131.0	91.3	113.4	101.8	70.3	39.2	476.2	324.7	311.3
Net income including noncontrolling interest	343.3	369.4	315.0	194.5	289.6	307.2	215.8	161.0	1,222.2	973.6	701.3
Less: Net income attributable to noncontrolling interest	7.8	4.5	3.6	3.5	2.5	(0.8)	2.7	1.4	19.4	5.8	(2.3)
Net income attributable to Ecolab	335.5	364.9	311.4	191.0	287.1	308.0	213.1	159.6	1,202.8	967.8	703.6
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 1.12	$ 1.22	$ 1.04	$ 0.64	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 4.01	$ 3.23	$ 2.41
Diluted (in dollars per share)	$ 1.10	$ 1.19	$ 1.02	$ 0.62	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 3.93	$ 3.16	$ 2.35
Weighted-average common shares outstanding
Basic (in shares)	300.1	300.0	299.6	300.6	301.2	301.2	301.5	295.4	300.1	299.9	292.5
Diluted (in shares)	305.6	305.7	305.2	306.5	307.5	307.2	307.4	300.9	305.9	305.9	298.9
Cost of sales, special charges	6.4	0.8	1.1	6.0	19.7	6.3	15.2	2.0
Interest expense, special charges							0.3	2.2
Net income (loss) attributable to noncontrolling interest, special charges								$ 0.5